Statutory Reserves and Restricted Net Assets - Additional Information (Details) - Group - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statutory Reserves And Restricted Net Assets [Line Items]
Annual appropriation percentage of after tax profit to general reserve	10.00%
Percentage of appropriation of registered capital to reserve fund	50.00%
Appropriations to statutory reserve	$ 0	$ 0	$ 0
Appropriations to enterprise expansion fund	0	0	0
Appropriations to staff welfare and bonus fund	0	$ 0	$ 0
Net restricted assets	$ 9,500,000